ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10          ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Salary payable	99,976	118,929
Business tax payable	19,113	22,042
Payable for acquisition of Shenzhen Syswin	—	6,375
Sales service fees	1,478	5,584
Other tax levies	2,003	5,194
Other current liabilities	11,686	12,919
	134,256	171,043